Statement Of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (5,398,023)	$ (5,168,009)
Adjustments to reconcile net loss to net cash used for operating activities:
Depreciation and amortization	72,682	54,626
Inventory provision	56,085	124,476
Stock based compensation expense	356,704	936,154
Non-cash interest expense	60,000
Provisions (credit) for allowance for bad debts	5,243	(7,630)
Gain on sale of fixed assets		(6,589)
Changes in operating assets and liabilities:
Accounts receivable	189,600	(14,141)
Inventory	185,802	363,429
Prepaid expenses and other current assets	(33,382)	11,644
Restricted cash	100,000	100,000
Other assets	(30,091)
Accounts payable and accrued expenses	27,318	(52,786)
Net cash used for operating activities	(4,408,062)	(3,658,826)
Cash flows from investing activities:
Purchases of fixed assets	(62,534)	(5,893)
Net cash used in investing activities	(62,534)	(5,893)
Cash flows from financing activities:
Exercise of Series D warrants		2,170,454
Proceeds from convertible promissory notes	600,000
Proceeds from issuance of common stock through exercise of stock options		12,000
Proceeds from issuance of common stock and warrants net of issuance costs		2,514,490
Principal payments on capital lease obligations	(5,009)	(3,478)
Net cash provided by financing activities	594,991	4,693,466
Net (decrease) increase in cash and cash equivalents	(3,875,605)	1,028,747
Cash and cash equivalents, beginning of year	4,188,215	3,159,468
Cash and cash equivalents, end of year	312,610	4,188,215
Supplemental Disclosure of Cash Flow Information
Interest expense paid	10,342	10,616
Common stock as payment for $60,000 of interest on convertible promissory notes	408,163
Interest for convertible promissory notes	$ 60,000